Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									19		36		71
Basic and diluted:
Income (loss) from continuing operations	$ 1,192	$ 1,235	$ 1,295	$ 1,177	$ 1,062	$ 1,093	$ 1,017	$ 885	$ 4,899		$ 4,057		$ 2,137
Preferred shares dividends, accretion, and recognition of remaining unaccreted dividends	0				0				0		0		(306)
Earnings allocated to participating share awards and other items.									(58)		(51)		(22)
Loss from discontinued operations, net of tax	0	0	36	0	0	0	0	0	36		0		(7)
Net income attributable to common shareholders									4,877		4,006		1,802
Denominator:
Basic: Weighted-average common stock									1,178		1,188		1,168
Add: weighted-average stock options and warrants									6		7		3
Diluted									1,184		1,195		1,171
Basic EPS:
Income from continuing operations attributable to common shareholders	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ (0.01)
Net income attributable to common shareholders	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Diluted EPS:
Income from continuing operations attributable to common shareholders	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 0.88	$ 0.90	$ 0.84	$ 0.73	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (0.03)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.03)		$ 0		$ 0
Net income attributable to common shareholders	$ 1.01	$ 1.03	$ 1.10	$ 0.97	$ 0.88	$ 0.90	$ 0.84	$ 0.73	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	750								750
Repurchase of American Express Series A preferred shares									0		0		3,389
Preferred dividends paid													74
Component of Operating Other Cost and Expense [Line Items]
Preferred shares													20
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares													$ 212

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.